SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					$ 3,293,293	$ 1,310,946
Total Revenues	$ 577,240	$ 665,841	$ 1,229,114	$ 2,874,665	3,293,293	1,310,946
Research and Development Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					1,072,312	857,648
Total Revenues	284,306	189,745	307,324	871,480
Allo Rx Stem Cells to Foreign Third Party Clinics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					1,174,456	180,856
Total Revenues	217,991	432,000	661,208	1,089,341
Consulting Revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					600,000	51,822
Total Revenues			25,000	500,000	600,000	51,822
Infini Vive Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					236,788	139,070
Total Revenues	60,160		183,148	232,021
Fitore Products [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues					$ 209,737	$ 81,550
Total Revenues	$ 14,783	$ 44,096	$ 52,434	$ 181,823